FINANCIAL RISK MANAGEMENT - Credit risk (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)
Credit risk
Accrued net trade receivables		$ 16,529		$ 10,503
Trade and other receivables	$ 0	818,766	$ 7,114	301,383
Credit risk
Credit risk
Accrued net trade receivables		16,529		10,503
Trade and other receivables		818,766		301,383
Current (less than 30 days) | Credit risk
Credit risk
Trade and other receivables		802,237		294,454
31 days to 60 days | Credit risk
Credit risk
Trade and other receivables		11,159		3,142
61 days to 90 days (note) | Credit risk
Credit risk
Trade and other receivables				783
Greater than 90 days (note) | Credit risk
Credit risk
Trade and other receivables		$ 5,370		$ 3,004